UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ]; Amendment Number:  ____

This Amendment (Check only one.): [   ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MFP Investors LLC
Address:          51 JFK Parkway
                  2nd Floor
                  Short Hills, NJ 07078

13F File Number:  28-05359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Annette Emanuel
Title:            Chief Financial Officer
Phone:            (973) 921-2210

Signature, Place, and Date of Signing:

                                      Short Hills, NJ             11/14/02
----------------------------      ---------------------         -------------
      [Signature]                     [City, State]                 Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:             51
                                                    --

Form 13F Information Table Value Total:       $ 203,241
                                              ---------
                                              (thousands)

List of Other Included Managers  NONE


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     COLUMN 1                    COLUMN 2      COLUMN 3      COLUMN 4   COLUMN 5          COLUMN 6    COLUMN 7      COLUMN 8

                                                              VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
  NAME OF ISSUER                 TITLE OF       CUSIP        (x$1000) PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED  NONE
                                 CLASS

White Mountains Insurance
  Group Ltd.                        COM         G9618E107     2,709     9,200   SH          SOLE                   9,200
Alderwoods Group Inc.               COM         014383103     1,221   187,869   SH          SOLE                 187,869
Alleghany Corp. DEL                 COM         017175100     2,938    15,503   SH          SOLE                  15,503
Arch Wireless, Inc.                 COM         039392600       155   281,076   SH          SOLE                 281,076
Atwood Oceanics, Inc.               COM         050095108     2,270    77,600   SH          SOLE                  77,600
Beverly Enterprises Inc.            COM NEW     087851309     5,491 2,269,000   SH          SOLE               2,269,000
Brascan Corp.                       CL A LTD    10549P606     3,976   200,000   SH          SOLE                 200,000
                                    VT SH
Bristol-Myers Squibb Co.            COM         110122108     4,760   200,000   SH          SOLE                 200,000
CIT Group Inc.                      COM         125581108    13,036   725,000   SH          SOLE                 725,000
Charming Shoppes, Inc.              COM         161133103     1,350   200,000   SH          SOLE                 200,000
City Investing Co.                  Unit
  Liquidating Trust                 Ben Int     177900107       689   362,600   SH          SOLE                 362,600
Devon Energy Corp. New              COM         25179M103    13,510   280,000   SH          SOLE                 280,000
Dillards Inc. - Class A             COM         254067101     2,018   100,000   SH          SOLE                 100,000
Edison International                COM         281020107       500    50,000   SH          SOLE                  50,000
Federated Department
  Stores, Inc. DEL                  COM         31410H101     5,888   200,000   SH          SOLE                 200,000
Florida East Coast
  Industries Inc.                   CL A        340632108     1,256    53,200   SH          SOLE                  53,200
Florida East Coast
  Industries Inc.                   CL B        340632207     3,451   157,200   SH          SOLE                 157,200
Foot Locker, Inc.                   COM         344849104     2,498   250,000   SH          SOLE                 250,000
Gaylord Entertainment Co.
  New                               COM         367905106       284    15,000   SH          SOLE                  15,000
Grant Prideco, Inc.                 COM         38821G101     1,281   150,000   SH          SOLE                 150,000
Grupo TMM SA DE CV                  SP ADR
                                    A SHS       40051D105       611   100,000   SH          SOLE                 100,000
Helmerich & Payne Inc.              COM         423452101    19,682   575,000   SH          SOLE                 575,000
Hershey Foods Corp.                 COM         427866108     1,862    30,000   SH          SOLE                  30,000
Honeywell International Inc.        COM         438516106     6,498   300,000   SH          SOLE                 300,000
Huttig Building Products, Inc.      COM         448451104     1,295   382,000   SH          SOLE                 382,000
International Specialty
  Products, Inc. New                COM         460337108     1,938   200,000   SH          SOLE                 200,000
Kindred Healthcare, Inc.            COM         494580103     7,457   201,375   SH          SOLE                 201,375
Knight Ridder Inc.                  COM         499040103    11,282   200,000   SH          SOLE                 200,000
Koger Equity Inc.                   COM         500228101     1,515    89,700   SH          SOLE                  89,700
Liberty Corp. S C                   COM         530370105     2,785    77,800   SH          SOLE                  77,800
Liberty Media Corp. New             COM
                                    SER A       530718105     7,898 1,100,000   SH          SOLE               1,100,000
McData Corp.                        CL B        580031102       549   100,000   SH          SOLE                 100,000
Medallion Financial Corp.           COM         583928106     1,234   258,600   SH          SOLE                 258,600
Moore Ltd.                          COM         615785102       735    75,000   SH          SOLE                  75,000
Nashua Corporation                  COM         631226107     1,119   161,200   SH          SOLE                 161,200
Newhall Land & Farming              Depositary
  Co. CAL                           Receipts    651426108     4,551   185,000   SH          SOLE                 185,000
PG&E Corporation                    COM         69331C108     1,126   100,000   SH          SOLE                 100,000
PNC Financial Services
   Group Inc.                       COM         693475105     8,434   200,000   SH          SOLE                 200,000
PerkinElmer, Inc.                   COM         714046109     1,499   275,000   SH          SOLE                 275,000
Principal Financial Group Inc.      COM         74251V102    10,472   400,000   SH          SOLE                 400,000
Ribapharm Inc.                      COM         762537108     1,125   250,000   SH          SOLE                 250,000
Saxon Capital Inc.                  COM         80556P302     4,926   445,000   SH          SOLE                 445,000
Schering-Plough Corp.               COM         806605101     1,866    87,500   SH          SOLE                  87,500
Southern Union Company New          COM         844030106     3,147   278,486   SH          SOLE                 278,486
Southwest Gas Corp.                 COM         844895102     2,029    91,200   SH          SOLE                  91,200
Sun Healthcare Group                COM         866933401       286    54,034   SH          SOLE                  54,034
TYCO International Ltd. New         COM         902124106    10,575   750,000   SH          SOLE                 750,000
United Industrial Corp.             COM         910671106       119     5,900   SH          SOLE                   5,900
Ventas Inc.                         COM         92276F100     3,688   275,000   SH          SOLE                 275,000
Waddell & Reed Financial, Inc.      CL A        930059100     4,415   250,000   SH          SOLE                 250,000
Washington Post Company             CL B        939640108     9,242    14,240   SH          SOLE                  14,240

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